Leases - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases
Present value of minimum finance lease payments, current	$ 31	$ 35
Present value of minimum finance lease payments, Noncurrent	$ 161	$ 167
Finance Lease Liability Current Statement Of Financial Position Extensible List	Debt, Current	Debt, Current
Finance Lease Liability Noncurrent Statement Of Financial Position Extensible List	Long-term Debt, Excluding Current Maturities	Long-term Debt, Excluding Current Maturities